Description of the Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 clinic subsidiary state item	Dec. 31, 2021 item subsidiary
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of wholly-owned subsidiaries | subsidiary	3	3
Minimum number of oncologists and mid-level professionals within three states | item	84	86
Minimum number of clinic locations within three states	53	53
Number of states in which entity operates	4	4